Stockholders' equity (Schedule of Common Stock) (Details) - MXN ($) shares in Thousands, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Fixed capital, Shares	90,850	90,850
Variable capital, Shares	406,859	406,859
Share capital, Shares	497,709	497,709
Total shares	497,709	497,709
Fixed capital, Amount	$ 441,786	$ 441,786
Variable capital, Amount	1,978,444	1,978,444
Share capital, Amount	2,420,230	2,420,230
Effect of restatement, Amount	412,038	412,038
Total shares, Amount	$ 2,832,268	$ 2,832,268